Schedule of maturities of lease liabilities (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Leases
2026	$ 20,940	$ 15,519
2027	1,416	1,049
2028	1,416	1,049
2029 onwards	118	88
Total future minimum lease payments	23,890	17,705
Less: imputed interest	(638)	(473)
Present value of operating lease liabilities	23,252	17,232	$ 61,401
Less: current portion	(20,463)	(15,165)	(38,150)
Long- term portion	$ 2,789	$ 2,067	$ 23,251